Appendix 1 Details of Assets and Liabilities in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2018
APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities Denominated in Foreign Currencies

The detail of assets and liabilities denominated in foreign currency is as follows:

		12-31-2018	12-31-2017
ASSETS	Foreign Currency	ThCh$	ThCh$
Cash and cash equivalents		245,171,924	419,456,026
	U.S. dollar	16,575,872	14,016,336
	Euros	103,847	11,594
	Argentine peso	6,057,793	6,263,345
	Chilean peso non-adjustable	222,434,412	399,164,751
Other current financial assets		40,303,173	20,627,062
	U.S. dollar	38,969,410	20,441,150
	Chilean peso non-adjustable	644,618	185,912
	U.F.	689,145	—
Other current non- financial assets		22,406,088	18,785,891
	U.S. dollar	2,832,782	902,026
	Argentine peso	917,718	32,621
	Chilean peso non-adjustable	17,838,717	17,851,244
	U.F.	816,871	—
Trade and other current receivables		478,170,067	406,968,537
	U.S. dollar	3,193,959	5,273,104
	Euros	3,905	—
	Argentine peso	30,517	1,073,072
	Chilean peso non-adjustable	474,941,686	399,483,872
	U.F.	—	1,138,489
Current accounts receivable from related companies		54,171,060	71,856,046
	U.S. dollar	6,997,861	22,793,820
	Euros	26,475,919	42,663,049
	Real	23,329	—
	Chilean peso non-adjustable	20,673,951	6,399,177
Inventories		56,961,643	39,686,942
	U.S. dollar	4,451,134	—
	Chilean peso non-adjustable	52,510,509	39,686,942
Current tax assets		99,763,817	77,756,048
	U.S. dollar	3,678	—
	Argentine peso	145,845	146,525
	Chilean peso non-adjustable	99,614,294	77,609,523
TOTAL CURRENT ASSETS		996,947,772	1,055,136,552

NON-CURRENT ASSETS	Foreign Currency	12-31-2018	12-31-2017
Other non-current financial assets		7,269,669	33,418,204
	U.S. dollar	4,227,628	30,789,705
	Chilean peso non-adjustable	2,352,896	2,628,499
	U.F.	689,145	—
Other non-current non-financial assets		44,608,012	13,813,139
	U.S. dollar	28,884,680	322,744
	Argentine peso	218,003	378,940
	Chilean peso non-adjustable	15,505,329	12,326,385
	U.F.	—	785,070
Trade and other non-current receivables		60,527,843	36,182,399
	U.S. dollar	17,074,839	—
	Argentine peso	21,255	62,563
	Chilean peso non-adjustable	33,425,943	25,228,146
	U.F.	10,005,806	10,891,690
Investments accounted for using the equity method		12,873,531	16,912,454
	U.S. dollar	46,639	3,783,316
	Argentine peso	—	105,151
	Chilean peso non-adjustable	12,826,892	13,023,987
Intangible assets other than goodwill		115,372,393	55,170,904
	U.S. dollar	44,865,424	—
	Argentine peso	259,479	253,849
	Chilean peso non-adjustable	70,247,490	54,917,055
Goodwill		915,044,725	887,257,655
	Chilean peso non-adjustable	915,044,725	887,257,655
Property, plant and equipment		5,308,647,633	3,585,687,137
	U.S. dollar	1,523,774,815	—
	Argentine peso	15,562,121	15,450,783
	Chilean peso non-adjustable	3,769,310,697	3,570,236,354
Investment property		7,557,356	8,356,772
	Chilean peso non-adjustable	7,557,356	8,356,772
Deferred tax assets		19,171,230	2,837,792
	U.S. dollar	18,055,431	—
	Chilean peso non-adjustable	1,115,799	2,837,792
TOTAL NON-CURRENT ASSETS		6,491,072,392	4,639,636,456

TOTAL ASSETS		7,488,020,164	5,694,773,008

		12-31-2018		12-31-2017
		Less than 90 days	More than 90 days	Less than 90 days	More than 90 days
LIABILITIES	Foreign Currency	ThCh$	ThCh$	ThCh$	ThCh$
Other Current financial liabilities		161,482,001	249,183,814	7,999,866	10,815,582
	U.S. dollar	161,481,999	4,304,811	7,999,743	3,888,150
	Chilean peso non-adjustable	2	212,736,909	123	—
	U.F.	—	32,142,094	—	6,927,432
Trade and other current payables		554,286,324	—	552,328,594	3,649,924
	U.S. dollar	44,138,753	—	16,184,962	—
	Euros	2,347,924	—	3,174,586	—
	Argentine peso	511,460	—	732,777	—
	Chilean peso non-adjustable	503,689,338	—	532,236,269	3,649,924
	U.F.	3,598,849	—	—	—
Current accounts payable to related parties		157,936,325	—	119,612,972	—
	U.S. dollar	324,743	—	9,090,837	—
	Euros	82,619,960	—	28,830,246	—
	Colombian peso	—	—	12,487	—
	Soles	—	—	2,110	—
	Argentine peso	—	—	74,740	—
	Chilean peso non-adjustable	74,991,622	—	81,602,552	—
Other current provisions		3,413,966	2,174,820	384,955	5,251,216
	U.S. dollar	12,510	—	—	—
	Argentine peso	24,667	—	45,419	—
	Chilean peso non-adjustable	3,376,789	2,174,820	339,536	5,251,216
Current tax liabilities		9,725,475	7,952,445	904,248	66,123,259
	U.S. dollar	22,626		—	—
	Argentine peso	—	411,577	146,769	—
	Chilean peso non-adjustable	9,702,849	7,540,868	757,479	66,123,259
Other current non-financial liabilities		71,308,982	—	38,520,088	11,225,942
	U.S. dollar	2,766,862	—	—	—
	Argentine peso	10,061	—	—	—
	Chilean peso non-adjustable	68,532,059	—	38,520,088	11,225,942
TOTAL CURRENT LIABILITIES		958,153,073	259,311,079	719,750,723	97,065,923

		12-31-2018		12-31-2017
		One to five years	More than five years	One to five years	More than five years
LIABILITIES	Foreign Currency	ThCh$	ThCh$	ThCh$	ThCh$
Other non-current financial liabilities		367,293,521	1,338,539,982	51,932,458	730,045,687
	U.S. dollar	244,119,549	1,164,595,519	29,636,407	434,446,795
	Chilean peso non-adjustable	—	—	—	—
	U.F.	123,173,972	173,944,463	22,296,051	295,598,892
Trade and other non-current payables		2,584,180	—	659,824	—
	U.S. dollar	31,124	—	947	—
	Argentine peso	—	—	173,343	—
	Chilean peso non-adjustable	2,553,056	—	485,534	—
Current account payable to related parties		447,193,802	—	318,518	—
	U.S. dollar	447,193,802	—	318,518	—
Other long-term provisions		42,349,208	63,522,167	52,318	78,370,519
	U.S. dollar	12,392,385			—
	Chilean peso non-adjustable	29,956,823	63,522,167	52,318	78,370,519
Deferred tax liabilities		134,078,768	144,001,286	55,844,982	116,378,699
	U.S. dollar	74,730,155	—	—	—
	Argentine peso	—	—	4,459,081	—
	Chilean peso non-adjustable	59,348,613	144,001,286	51,385,901	116,378,699
Non- current provisions for employee benefits		4,116,090	52,486,574	3,434,185	53,647,739
	U.S. dollar	532,225	—	—	—
	Chilean peso non-adjustable	3,583,865	52,486,574	3,434,185	53,647,739
Other non-current non financial liabilities		226,653	—	309,776	—
	Chilean peso non-adjustable	226,653	—	309,776	—
TOTAL NON-CURRENT LIABILITIES		997,842,222	1,598,550,009	112,552,061	978,442,644

TOTAL LIABILITIES		1,955,995,295	1,857,861,088	832,302,784	1,075,508,567